Quarterly Holdings Report
for
Fidelity® International High Dividend ETF
July 31, 2022
IHD-NPRT3-0922
1.9885309.104

Schedule of Investments July 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
AUSTRALIA – 7.4%
Australia & New Zealand Banking Group Ltd.	67,941	$ 1,085,672
Australia & New Zealand Banking Group Ltd.	4,783	76,431
BHP Group Ltd.	64,926	1,752,412
Fortescue Metals Group Ltd.	93,601	1,197,873
Sonic Healthcare Ltd.	9,878	236,219
Wesfarmers Ltd.	10,417	338,953
Westpac Banking Corp.	92,388	1,386,714
Woodside Energy Group Ltd.	11,675	260,535
Woolworths Group Ltd.	8,868	232,177
TOTAL AUSTRALIA		6,566,986
BERMUDA – 0.4%
Jardine Matheson Holdings Ltd.	6,782	358,022
TOTAL BERMUDA		358,022
CANADA – 18.0%
Barrick Gold Corp.	110,729	1,743,873
BCE, Inc.	38,831	1,960,718
Canadian National Railway Co.	6,394	809,536
Emera, Inc.	47,623	2,256,364
Enbridge, Inc.	51,926	2,330,561
Great-West Lifeco, Inc.	33,304	808,850
Manulife Financial Corp.	59,064	1,080,470
Royal Bank of Canada	16,349	1,593,113
TC Energy Corp.	40,021	2,132,309
The Bank of Nova Scotia	20,305	1,236,191
TOTAL CANADA		15,951,985
FINLAND – 0.7%
Kone Oyj Class B	8,208	372,433
Orion Oyj Class B	5,045	239,768
TOTAL FINLAND		612,201
FRANCE – 9.9%
AXA S.A.	44,852	1,026,713
BNP Paribas S.A.	21,109	990,094
Bouygues S.A.	14,507	436,366
Carrefour S.A.	8,741	148,308
Danone S.A.	3,422	187,756
Euroapi S.A. (a)	182	3,063
La Francaise des Jeux SAEM (b)	12,187	433,063
Orange S.A.	216,966	2,211,630
Sanofi	4,139	410,258
Schneider Electric SE	4,657	638,864
TotalEnergies SE	45,135	2,290,049
TOTAL FRANCE		8,776,164
GERMANY – 4.0%
Allianz SE	6,442	1,164,741

	Shares	Value

BASF SE	28,792	$ 1,274,567
Daimler AG	5,695	332,271
SAP SE	2,648	244,839
Siemens AG	5,038	557,569
TOTAL GERMANY		3,573,987
HONG KONG – 5.5%
BOC Hong Kong Holdings Ltd.	330,500	1,193,604
Hang Seng Bank Ltd.	64,400	1,037,797
Power Assets Holdings Ltd.	404,000	2,642,760
TOTAL HONG KONG		4,874,161
IRELAND – 1.4%
Smurfit Kappa Group PLC	35,447	1,275,143
TOTAL IRELAND		1,275,143
ITALY – 2.4%
Enel SpA	423,902	2,121,824
TOTAL ITALY		2,121,824
JAPAN – 17.6%
Canon, Inc.	8,700	204,465
ENEOS Holdings, Inc.	403,800	1,546,012
Honda Motor Co. Ltd.	13,300	337,152
Iida Group Holdings Co. Ltd.	14,000	227,729
ITOCHU Corp.	19,600	566,956
Japan Tobacco, Inc.	19,700	351,917
Kajima Corp.	41,500	470,737
Mitsubishi Corp.	19,200	567,165
Mitsui & Co. Ltd.	24,300	531,909
Mizuho Financial Group, Inc.	108,400	1,284,335
Nintendo Co. Ltd.	4,800	2,144,467
Nomura Holdings, Inc.	294,000	1,116,606
Otsuka Holdings Co. Ltd.	9,700	345,034
Seiko Epson Corp.	11,600	172,459
Sekisui House Ltd.	15,300	269,711
Shin-Etsu Chemical Co. Ltd.	12,800	1,624,302
SoftBank Corp.	176,600	2,032,915
Sumitomo Corp.	34,500	481,296
Takeda Pharmaceutical Co. Ltd.	13,500	396,465
Tokyo Electron Ltd.	600	206,555
Toyota Motor Corp.	42,835	684,911
TOTAL JAPAN		15,563,098
NETHERLANDS – 1.6%
ASR Nederland N.V.	23,140	960,304
BE Semiconductor Industries N.V.	2,136	113,603
Koninklijke Ahold Delhaize N.V.	6,153	168,674
Koninklijke Philips N.V.	7,745	159,168
TOTAL NETHERLANDS		1,401,749

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
NORWAY – 1.7%
Yara International ASA	35,430	$ 1,506,256
TOTAL NORWAY		1,506,256
SINGAPORE – 0.3%
Venture Corp. Ltd.	18,900	240,265
TOTAL SINGAPORE		240,265
SPAIN – 8.4%
ACS Actividades de Construccion y Servicios S.A.	18,332	437,585
Endesa S.A.	135,473	2,473,998
Industria de Diseno Textil S.A.	12,898	311,558
Repsol S.A.	147,832	1,827,684
Telefonica S.A.	546,644	2,428,528
TOTAL SPAIN		7,479,353
SWEDEN – 4.3%
Investor AB	62,573	1,158,765
Skandinaviska Enskilda Banken AB	91,255	981,458
Swedbank AB Class A	63,583	874,370
Telefonaktiebolaget LM Ericsson	16,944	127,755
Volvo AB Class B	35,055	624,276
TOTAL SWEDEN		3,766,624
SWITZERLAND – 4.5%
ABB Ltd.	14,703	444,147
Cie Financiere Richemont S.A.	3,249	388,727
Lonza Group AG	241	145,804
Nestle S.A.	5,274	644,797
Novartis AG	5,539	475,212
Roche Holding AG	1,611	533,504
Zurich Insurance Group AG	3,040	1,324,334
TOTAL SWITZERLAND		3,956,525
UNITED KINGDOM – 11.6%
AstraZeneca PLC	4,767	629,057

	Shares	Value

BAE Systems PLC	62,302	$ 583,778
BP PLC	447,890	2,180,150
British American Tobacco PLC	6,189	242,549
Direct Line Insurance Group PLC	295,619	741,062
GSK PLC	14,954	314,380
Haleon PLC (a)	18,693	66,377
Imperial Brands PLC	6,672	146,064
Legal & General Group PLC	337,008	1,070,374
M&G PLC	427,505	1,109,653
Persimmon PLC	11,879	272,343
RELX PLC	19,294	569,597
Rio Tinto PLC	30,815	1,846,628
The Sage Group PLC	18,960	162,522
Unilever PLC	6,228	303,419
TOTAL UNITED KINGDOM		10,237,953
TOTAL COMMON STOCKS (Cost $101,200,542)		88,262,296
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $101,200,542)		88,262,296
NET OTHER ASSETS (LIABILITIES) (c) – 0.3%		229,582
NET ASSETS – 100.0%		$88,491,878

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $433,063 or 0.5% of net assets.
(c)	Includes $9,661 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	2	September 2022	$195,210	$12,287	$12,287
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Quarterly Report	3

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$ 56,466	$24,766,246	$24,822,712	$ 543	$—	$—	$—	0.0%
Fidelity Securities Lending Cash Central Fund, 2.01%	4,768,155	14,949,948	19,718,103	21,034	—	—	$—	0.0%
Total	$4,824,621	$39,716,194	$44,540,815	$21,577	$—	$—	$—
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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6	Quarterly Report